Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

On July 1, 2024, the Company entered into an exclusive license agreement (the “Columbia License Agreement”) with Columbia University (“Columbia”) with an effective date of June 28, 2024 (the “Effective Date”) and pursuant to which the Company has been granted exclusive rights to certain patents and technical information to develop, manufacture and commercialize Products (as defined in the Columbia License Agreement), including therapies for stress-induced affective disorders and other conditions for a cost of $247,400, which has been accrued as of June 30, 2024 and included in accounts payable and accrued expenses on the accompanying unaudited consolidated balance sheet. The term of the Columbia License Agreement shall commence on the Effective Date and shall continue on a country-by-country and product-by-product basis until the latest of: (a) the date of expiration of the last to expire of the issued Patents (as defined in the Columbia License Agreement), (b) 20 years after the first bona fide commercial sale of the Product in the country in question, or (c) expiration of any market exclusivity period granted by a regulatory agency for a Product in the country in question (See Note 8).

On June 30, 2024 and December 31, 2023, intangible assets consisted of the following:

	Useful life	June 30, 2024	December 31, 2023
License	20 years	$247,400	$-
Less: accumulated amortization		-	-
		$247,400	$-

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending June 30:	Amount
2025	$12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	185,550
Total	$247,400